INVESTMENTS	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
INVESTMENTS [Text Block]

4. INVESTMENTS

At December 31, 2020 and December 31, 2019, the Company had the following investments:

	December 31, 2020	December 31, 2019
Marketable securities	$14,717	$4,665
Warrants	636	829
Private company investments	10,273	4,613
Total Investments	25,626	10,107
Less: current portion	(16,755)	(5,494)
Non-current portion	$8,871	$4,613

During the year ended December 31, 2020, the Company closed a $5,023 (US$3,790) strategic investment in Ensero Holdings, Inc., a privately-held Delaware corporation. Ensero Holdings, Inc. operates through its wholly-owned subsidiary Ensero Solutions, Inc. ("Ensero") formerly known as Alexco Environmental Group. Pursuant to the closing, the Company received $4,797 (US$3,620) in Ensero Preferred Shares (the "Preferred Shares"), representing 65% of Ensero's preferred shares, with 6% annual interest payments, paid in quarterly increments over a six-year term. Starting in year six, the Preferred Shares will be redeemed in eight equal, quarterly payments totaling twice the principal amount (US$7,240). The Company also received $226 (US$171) in common shares representing a 7.5% equity holding of Ensero. Anti-dilution provisions will apply for the first two years of the agreement. During the year ended December 31, 2020, the Company recognized $526 in interest income on the investment which has been included in revenue and other income.

On December 19, 2019, EMX acquired a 19.9% interest in Rawhide Acquistion Holding, LLC ("RAH" or "Rawhide"), a privately-held Delaware company that owns the Rawhide gold-silver mining operation through wholly-owned subsidiary Rawhide Mining LLC for a total purchase price of $4,581 (US$3,519). Commercial terms of the agreement include RAH distributing 50% of its taxable income to the LLC members on a quarterly basis and EMX is entitled to nominate one manager on the RAH management committee. Subsequent to December 31, 2020 the Company increased its interest in RAH by making an additional investment of US $1,250 for 201,613 Class A common shares.

During the year ended December 31, 2020 the Company also received investments as proceeds for various property deals (Note 9).